Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes	The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2018	2017	2016
Current	$42,047	$69,535	$77,682
Deferred	25,098	6,551	(2,315)

	$67,145	$76,086	$75,367

Components of Deferred Tax Assets and Liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2018	2017
Deferred tax assets:
Deferred revenue	$30,596	$44,571
Employee compensation and benefits	72,218	87,204
Intangible assets, computer software and intellectual property	9,793	14,997
Tax credits, net capital and operating loss carryforwards	184,450	155,478
Other	49,732	78,114

Total deferred tax assets	346,789	380,364
Valuation allowances	(112,727)	(94,573)

Total deferred tax assets, net	234,062	285,791

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(68,394)	(74,419)
Intangible assets, computer software and intellectual property	(114,094)	(136,238)
Other	(31,750)	(32,736)

Total deferred tax liabilities	(214,238)	(243,393)

Net deferred tax assets	$19,824	$42,398

Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2018	2017	2016
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	15.9	14.8	15.5

Effective income tax rate	15.9%	14.8%	15.5%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

(1)

In fiscal year 2018, foreign taxes included a benefit of $9,564 due to conclusions of tax audits in certain jurisdictions, which resulted in an increase to the Company’s tax credits carryforwards and a reduction to the Company’s provision for gross unrecognized tax benefits. In addition, foreign taxes in fiscal year 2018 included a benefit of $18,022 that was attributable to the expiration of the periods set forth in statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions. Foreign taxes in fiscal year 2018 also included a tax expenses of $12,032 resulting from the creation of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which may not be realized based on the Company’s projections of future taxable income.

In addition, foreign taxes in fiscal year 2018 included a provisional expense of $2,321 relating to changes in tax law in the United States pursuant to SAB No. 118 (see Note 2). The provisional expense is attributable to deemed repatriation of foreign income partially offset by a benefit resulting from the re-evaluation of the Company’s deferred tax assets and liabilities due to the expected lower blended effective U.S. federal tax rate when the assets and liabilities are expected to be utilized.

As an indirect consequence to the changes in tax law in the United States the Company no longer makes a permanently reinvest assertion relating to one of its subsidiaries, therefore, a provisional tax liability of $4,059 was recorded related to the tax implications of remitting earnings that were previously asserted as permanently reinvested.

During fiscal year 2018, as a result of funding decisions for the construction of the Company’s new campus in Israel, see also Note 2, the Company recorded a tax benefit of $28,795 related to the release of withholding and income tax reserves for unremitted earnings.

In fiscal year 2017, foreign taxes included a benefit of $9,450 due to conclusions of tax audits in certain jurisdictions, which resulted in a reduction to the Company’s provision for gross unrecognized tax benefits. Foreign taxes in fiscal year 2017 also included a net benefit of $11,037 due to a reduction of taxes payable, partially offset by a reduction of deferred tax asset on operating loss carryforwards of certain of the Company’s subsidiaries resulting from internal structural changes in certain jurisdictions in which the Company operates. In addition, foreign taxes in fiscal year 2017 included a benefit of $28,774 that was attributable to the expiration of the periods set forth in statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions. Foreign taxes in fiscal year 2017 also included a benefit of $12,754 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2018	2017	2016
Balance at beginning of fiscal year	$193,024	$196,668	$126,706
Additions based on tax positions related to the current year	20,329	22,319	65,009
Additions (reduction) for tax positions of prior years	(3,805)	12,261	41,183
Settlements with tax authorities	(3,880)	(9,450)	(31,624)
Lapse of statute of limitations	(18,022)	(28,774)	(4,606)

Balance at end of fiscal year	$187,646	$193,024	$196,668